Supplement dated June 16, 2014 to the Wilmington Funds Prospectus dated August 31, 2013

(the “Prospectus”)

Effective June 16, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on June 16, 2014, Coleman Kennedy of Carl M. Loeb Advisory Partners L.P., (d/b/a) Loeb King Capital Management will cease to be a portfolio manager of the Wilmington Multi-Manager Alternatives Fund. Accordingly, as of June 16, 2014, all references to Coleman Kennedy in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-0614

Supplement dated June 16, 2014, to the Wilmington Funds Statement of Additional Information dated

August 31, 2013 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective at the close of business on June 16, 2014, Coleman Kennedy of Carl M. Loeb Advisory Partners L.P., (d/b/a) Loeb King Capital Management will cease to be a portfolio manager of the Fund. Accordingly, as of June 16, 2014, all references to Coleman Kennedy in the SAI are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-0614